CHAPMAN AND CUTLER LLP                                  111 WEST MONROE STREET
                                                       CHICAGO, ILLINOIS 60603


                                 March 23, 2016


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


      Re:             First Trust Exchange-Traded Fund
                    (File Nos. 333-125751 and 811-21774)
               -----------------------------------------------

Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the copy of a supplement, in the form of a sticker, to the prospectus and statement of additional information for the Registrant filed pursuant to Rule 497 on March 18, 2016. The Registration Statement relates to First Trust ISE-Revere Natural Gas Index Fund, a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                               Very truly yours,

                                               CHAPMAN AND CUTLER LLP



                                               By: /s/ Morrison C. Warren
                                                   ---------------------------
                                                       Morrison C. Warren


Enclosures